Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The following summarizes the stock option activity for the three months ended March 31, 2021:

		Weighted-Average
	Options Outstanding	Exercise Price
Balance as of December 31, 2020	11,751,592	$0.05
Grants	13,190,453	0.02
Exercised	-	-
Cancelled	-	-
Balance as of Mach 31, 2021	24,942,045	$0.03

The following summarizes the stock option activity for the years ended December 31, 2020 and 2019:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2018	166,385	$3.45
Grants	295,810	1.09
Cancelled/expired	(84,968)	3.82
Balance as of December 31, 2019	377,227	$1.86
Grants	12,503,783	0.02
Exercised	(127,596)	2.11
Cancelled/expired	(1,001,822)	0.11
Balance as of December 31, 2020	11,751,592	$0.05

Schedule of Weighted Average Assumptions for Stock Options Granted

The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the three months ended March 31, 2021:

Expected term (years)	5.7 years
Expected stock price volatility	296.17%
Weighted-average risk-free interest rate	0.64%
Expected dividend	$0.00

The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the year ended December 31, 2020 and 2019:

	2020	2019
Expected term (years)	5.7	2.8
Expected stock price volatility	316.43%	153.58%
Weighted-average risk-free interest rate	0.40%	1.13%
Expected dividend	$0.00	$0.00

Schedule of Stock Options Vested and Expected to Vest

The following summarizes certain information about stock options vested and expected to vest as of March 31, 2021:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	24,942,045	9.58	$0.03
Exercisable	745,031	8.81	0.43
Expected to vest	24,197,014	9.60	$0.02

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2020:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	11,751,592	9.51	$0.05
Exercisable	655,642	9.07	0.43
Expected to vest	11,095,950	9.54	$0.03

Schedule of Restricted Stock Activity

The following summarizes the restricted stock activity for the three months ended March 31, 2021:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2020	14,712,760	0.02
Shares of restricted stock granted	9,000,309	0.03
Exercised	-	-
Cancelled	-	-
Balance as of Mach 31, 2021	23,713,069	0.04

The following summarizes the restricted stock activity for the years ended December 31, 2020 and 2019:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2018	126,432	$3.70
Shares of restricted stock granted	900,203	0.78
Exercised	(261,135)	1.67
Cancelled/expired	(241,163)	0.95
Balance as of December 31, 2019	524,337	0.97
Shares of restricted stock granted	14,260,568	0.0158
Exercised	-	-
Cancelled/expired	(72,145)	0.60
Balance as of December 31, 2020	14,712,760	0.05

Schedule of Restricted Stock Award
	March 31,	December 31,
Number of Restricted Stock Awards	2021	2020
Vested	477,192	452,192
Non-vested	23,235,877	14,260,568

	December 31,	December 31,
Number of Restricted Stock Awards	2020	2019
Vested	452,192	57,243
Non-vested	14,260,568	467,094